Provisions for non-income tax risks	12 Months Ended
Dec. 31, 2023
Provisions for non-income tax risks
Provisions for non-income tax risks

21.  Provisions for non-income tax risks

The provisions consist of probable tax risks of Cubic Games Studio Ltd of 1,354 as at December 31, 2023 and of 1,336 as at December 31, 2022. The Group recognizes the indemnification asset in the same amount in its consolidated statement of financial position.

It is mainly related to the acquired company’s indirect taxes risks together with the interest and penalties accrued which could be claimed by the relevant tax authorities.